Note 1 - Nature of Business and Summary of Significant Accounting Policies: Basic and Diluted Loss per Share (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Basic and Diluted Loss per Share

Basic and Diluted Loss per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the period presented, there were no outstanding potential common stock equivalents and therefore basic and diluted earnings per share result in the same figure.

Basic and Diluted Loss per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For the period presented, there were no outstanding potential common stock equivalents and therefore basic and diluted earnings per share result in the same figure.